Principal Accounting Policies (Schedule of Consolidated Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Current assets
Cash and cash equivalents	¥ 560,356		¥ 484,101		$ 81,500
Restricted cash	270,670		91,810		39,367
Short-term investments	859,211		3,084,634		124,967
Accounts receivable, net	347,547		286,627		50,549
Intercompany receivables	696,520		171,331		101,305
Prepayments and other current assets	1,673,584		939,463		243,413
Yield enhancement products and accrued interest	0		31,337		0
Total current assets	4,407,888		5,089,303		641,101
Non-current assets
Long-term investments	1,302,506		484,991		189,442
Property and equipment, net	187,360		148,278		27,250
Intangible assets, net	317,885		460,634		46,234
Goodwill	159,409		147,639	¥ 147,639	23,185	$ 21,473
Yield enhancement products over one year and accrued interest	0		170,505		0
Other non-current assets	81,039		156,455		11,787
Total non-current assets	2,149,035		1,568,502		312,564
Total assets	6,556,923		6,657,805		953,665
Current liabilities
Accounts and notes payable	1,305,610		852,500		189,893
Salary and welfare payable	104,480		187,561		15,196
Taxes payable	23,316		32,036		3,391
Advances from customers	1,058,946		1,210,615		154,017
Intercompany payable	77,159		86,923		11,222
Accrued expenses and other current liabilities	533,144		373,690		77,544
Amount due to the individual investors of yield enhancement products	0		177,971		0
Total current liabilities	3,102,655		2,921,296		451,263
Non-current liabilities	40,416		42,481		5,878
Total liabilities	3,143,071		2,963,777		457,141
Net revenues	2,240,149	$ 325,816	2,192,100	10,530,941
Net loss	(185,512)	(26,981)	(767,304)	(2,407,194)
Net cash used in operating activities	268,089	38,992	(418,649)	(2,239,444)
Net cash used in investing activities	153,992	22,398	615,554	(2,728,683)
Net cash provided by financing activities	(145,212)	(21,122)	(784,766)	3,627,058
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	254,373		289,259		36,997
Restricted cash	261,559		90,854		38,042
Short-term investments	584,032		1,685,045		84,944
Accounts receivable, net	266,225		140,464		38,721
Intercompany receivables	499,276		1,595,225		72,617
Prepayments and other current assets	769,824		228,604		111,966
Yield enhancement products and accrued interest	0		21,337		0
Total current assets	2,635,289		4,050,788		383,287
Non-current assets
Long-term investments	1,022,453		501,227		148,710
Property and equipment, net	137,267		84,755		19,965
Intangible assets, net	85,388		95,550		12,419
Goodwill	137,074		137,074		19,937
Yield enhancement products over one year and accrued interest	0		170,505		0
Other non-current assets	66,335		27,258		9,648
Total non-current assets	1,448,517		1,016,369		210,679
Total assets	4,083,806		5,067,157		593,966
Current liabilities
Accounts and notes payable	1,251,543		629,707		182,029
Salary and welfare payable	82,254		157,440		11,963
Taxes payable	11,809		8,952		1,718
Advances from customers	998,041		1,145,306		145,159
Intercompany payable	5,141,083		4,966,577		747,740
Accrued expenses and other current liabilities	347,443		334,286		50,533
Amount due to the individual investors of yield enhancement products	0		177,971		0
Total current liabilities	7,832,173		7,420,239		1,139,142
Non-current liabilities	17,838		1,378,584		2,594
Total liabilities	7,850,011		8,798,823		$ 1,141,736
Net revenues	1,524,924	221,791	1,954,746	10,562,269
Net loss	(29,031)	(4,222)	(348,755)	(2,034,208)
Net cash used in operating activities	31,282	4,550	(232,926)	(972,677)
Net cash used in investing activities	(465,029)	(67,636)	(1,021,286)	(208,278)
Net cash provided by financing activities	¥ 569,565	$ 82,840	¥ 1,303,661	¥ 995,740